Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Adjustment [1]	Adjusted balance	Share capital and share premium	Share capital and share premium Adjusted balance	Other reserves	Other reserves Adjustment	[1]	Other reserves Adjusted balance	Retained earnings	Retained earnings Adjustment [1]	Retained earnings Adjusted balance	Shareholders' equity (parent)	Shareholders' equity (parent) Adjustment [1]	Shareholders' equity (parent) Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment	[1]	Non-controlling interests Adjusted balance
Balance start of period at Dec. 31, 2021	€ 52,802	€ 64	€ 52,866	€ 17,144	€ 17,144	€ (540)	€ 627		€ 87	€ 35,462	€ (563)	€ 34,899	€ 52,066	€ 64	€ 52,130	€ 736			€ 736
Net result	12,228					161				11,965			12,126			102
Other comprehensive income	(3,147)					(2,855)							(2,855)			(292)
Total comprehensive income	9,081					(2,694)				11,965			9,271			(190)
Dividends and other cash distributions 29	(3,390)									(3,349)			(3,349)			(41)
Share buyback programmes, commitment	(1,583)									(1,583)			(1,583)
Share buyback programmes, repurchases of shares						(1,721)				1,721
Share buyback programmes, cancellation of shares				(2)		2,124				(2,123)
Employee share-based compensation plans	27			12						15			27
Other changes in treasury shares	4					4							4
Transfers						8				(8)
Other changes	0									1			1
Balance end of period at Dec. 31, 2022	57,004	€ (46)	€ 56,959	17,154	€ 17,154	(2,192)			€ (2,192)	41,538	€ (45)	€ 41,493	56,500	€ (45)	€ 56,455	504	€ (1)		€ 503
Net result	4,374					336				3,804			4,140			235
Other comprehensive income	985					776							776			209
Total comprehensive income	5,360					1,112				3,804			4,916			444
Dividends and other cash distributions 29	(2,671)									(2,668)			(2,668)			(3)
Share buyback programmes, commitment	(4,000)									(4,000)			(4,000)
Share buyback programmes, repurchases of shares	(42)					(3,524)				3,482			(42)
Share buyback programmes, cancellation of shares				(2)		2,701				(2,699)
Employee share-based compensation plans	34			0		41				(7)			34
Other changes in treasury shares	(7)					(7)							(7)
Transfers						(899)				899
Other changes	(5)									(5)			(5)
Balance end of period at Dec. 31, 2023	55,628			17,151		(2,767)				40,299			54,684			944
Net result	5,592					125				5,209			5,334			258
Other comprehensive income	1,357					1,311							1,311			46
Total comprehensive income	6,948					1,436				5,209			6,645			303
Dividends and other cash distributions 29	(4,377)									(4,124)			(4,124)			(253)
Share buyback programmes, commitment	(4,500)									(4,500)			(4,500)
Share buyback programmes, repurchases of shares	(43)					(3,817)				3,774			(43)
Share buyback programmes, cancellation of shares				(4)		5,000				(4,996)
Employee share-based compensation plans	45					43				1			45
Other changes in treasury shares	2					2							2
Transfers						(585)				585
Other changes	(5)									(5)			(5)
Balance end of period at Dec. 31, 2024	€ 53,698			€ 17,148		€ (687)				€ 36,243			€ 52,703			€ 995

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.